N-2 € in Millions		Sep. 25, 2023 $ / shares shares	Aug. 31, 2023 $ / shares	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key		0001837532
Amendment Flag		false
Securities Act File Number		814-01424
Document Type		8-K
Entity Registrant Name		Apollo Debt Solutions BDC
Entity Address, Address Line One		9 West 57th Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		(212)
Local Phone Number		515-3200
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Esdec
In August 2023, Apollo served as a lender on a €600 million senior secured term loan to support a dividend recapitalization for Esdec (“
Esdec
”). Esdec is a leading provider of solar rooftop mounting systems. Apollo collaborated with Esdec and Blackstone, the sponsor, through various iterations on a transaction structure that met Esdec’s needs ahead of an eventual IPO.

1.
For Class S common shares, ADS generated returns of 1.16%, 4.55%, 11.39%, 12.32%, and 5.91% for
1-month,
3-month,
year-to-date,
12-month,
and annualized
inception-to-date
returns through August 31, 2023 (inception date is February 1, 2022), respectively. For Class D common shares, ADS generated returns of 1.22%, 4.70%, 11.83%, 12.99%, and 14.98% for
1-month,
3-month,
year-to-date,
12-month,
and annualized
inception-to-date
returns through August 31, 2023 (inception date is July 1, 2022), respectively.

2.
The annualized distribution rate is calculated by multiplying the sum of the month’s stated base distribution per share and special distribution per share by twelve and dividing the result by the prior month’s NAV per share. The annualized distribution rate is 7.98% for Class S common shares and 8.57% for Class D common shares as of September 25, 2023.

3.
Based on latest information tracked on our portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

4.
Based on latest information tracked on our portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBITDA). Net loan-to-value
is net debt through the respective loan tranche in which the Fund has invested divided by the estimated enterprise value of the portfolio company.

5.
The Fund’s net leverage ratio is defined as debt outstanding plus payable for investments purchased, less receivable for investments sold, less cash and cash equivalents, less foreign currencies, divided by net assets.

6.
Includes borrowing base availability under secured financing facilities, cash and net receivables from investments. Pro forma for the impact of our issuance of $650 million notes in August, subject to regulatory and borrowing base requirements.

Senior Securities Amount | €				€ 600
General Description of Registrant [Abstract]
Annual Dividend Payment		$ 0.18
Annual Coverage Return Rate [Percent]			40.00%
NAV Per Share			$ 24.5		$ 24.38
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Status of Offering
The Fund is currently publicly offering on a continuous basis up to $5.0 billion in Shares (the “
Offering
”). Additionally, the Fund has sold unregistered shares as part of the Private Offering. The following table lists the Shares issued and total consideration for both the Offering and the Private Offering as of the date of this filing, reflective of transfers between share classes. The table below does not include Shares sold through the Fund’s distribution reinvestment plan. The Fund intends to continue selling Shares in the Offering and the Private Offering on a monthly basis.

	Common Shares Issued	Total Consideration
Offering:
Class I Common Shares	27,362,870	$651,881,749
Class S Common Shares	23,361,170	$561,300,418
Class D Common Shares	197,914	$4,695,199
Private Offering:
Class I Common Shares	88,980,334	$2,186,762,469
Class S Common Shares	—	—
Class D Common Shares	—	—

Total Offering and Private Offering *	139,902,288	$3,404,639,835

*	Amounts may not sum due to rounding.

Outstanding Security, Held [Shares] | shares	[1]	139,902,288
Class I Common Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment		$ 0.18
NAV Per Share			24.5
Class S Common Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment		0.18
NAV Per Share			24.5
Class D Common Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment		$ 0.18
NAV Per Share			$ 24.5
Offering Class I Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Common Shares
Outstanding Security, Held [Shares] | shares		27,362,870
Offering Class S Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S Common Shares
Outstanding Security, Held [Shares] | shares		23,361,170
Offering Class D Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D Common Shares
Outstanding Security, Held [Shares] | shares		197,914
Private Offering Class I Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Common Shares
Outstanding Security, Held [Shares] | shares		88,980,334
Private Offering Class S Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S Common Shares
Outstanding Security, Held [Shares] | shares		0
Private Offering Class D Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D Common Shares
Outstanding Security, Held [Shares] | shares		0

[1]	Amounts may not sum due to rounding.